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                        GARTMORE VARIABLE INSURANCE TRUST

                       Gartmore GVIT Government Bond Fund
                         Gartmore GVIT Money Market Fund


                 Prospectus Supplement dated December  19, 2002
                         to Prospectus dated May 1, 2002

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

On October 1, 2002, Nationwide Financial Services, Inc. ("NFS") acquired Provident Mutual Life Insurance Company ("PMLIC") (the "Acquisition"). As a result of the Acquisition, PMLIC, now known as Nationwide Life Insurance Company of America ("NLICA"), became a wholly-owned subsidiary of NFS, and Providentmutual Life and Annuity Company of America ("PLACA"), a wholly-owned subsidiary of PMLIC, became Nationwide Life and Annuity Company of America ("NLACA").

Also as a result of the Acquisition, the Nationwide companies have two separate mutual fund groups (the Trust and the Market Street Fund) competing as investment options for its variable insurance contracts, each of which is advised by Gartmore Mutual Fund Capital Trust or its affiliates. There are similarities between the investment objectives and strategies of the Funds and corresponding investment portfolios of Market Street Fund -- the Market Street Bond Portfolio and the Market Street Money Market Portfolio. For these and other reasons, the Trust's Board of Trustees has approved a reorganization between each of the Funds and its corresponding Market Street Portfolio and believe that such reorganization is in the best interests of each Fund. Specifically the Trust entered into an Agreement and Plan of Reorganization, pursuant to which, subject to shareholder approval of the applicable Market Street Portfolio, (1) the Market Street Bond Portfolio will sell all of its assets, subject to stated liabilities, to the Gartmore GVIT Government Bond Fund in exchange for Class IV shares of that Fund, and (2) the Market Street Money Market Portfolio will sell all of its assets, subject to stated liabilities, to the Gartmore GVIT Money Market Fund in exchange for Class IV shares of that Fund. The applicable Market Street Portfolio will then distribute such Class IV shares to its shareholders in complete liquidation and dissolution.

This supplement, therefore, discloses the creation of Class IV shares of the Funds, as well as a few other changes to the Funds. However, the Class IV shares will not be available for sale until the time of the reorganizations, on or about April 28, 2003.

GARTMORE  GVIT  GOVERNMENT  BOND  FUND

The disclosure in the first sentence of the second paragraph of page 3 of the Prospectus regarding the investment strategies of the Fund is hereby replaced with the following:

To achieve its goal, the Fund focuses on buying those securities with the highest level of expected income while also minimizing fluctuations in the price of the Fund's shares.

The disclosure under "Average Annual Total Returns" AS OF DECEMBER 31, 2001 on pages 4 and 11 of the Prospectus is hereby amended to reflect the addition of Class IV shares as follows:





                             1 Year   5 Years   10 Years
                             -------  --------  ---------
Class I shares1                7.25%     7.08%      7.06%
Class II shares2               6.97%     6.80%      6.78%
Class III shares2              7.25%     7.08%      7.06%
Class IV shares2               7.25%     7.08%      7.06%
The Merrill Lynch              7.18%     7.40%      7.15%
   Government Master Index3
--------------------

1 The existing shares of the Fund were designated Class I shares as of May 1, 2001.

2 These returns are based on the performance of the Class I shares of the Gartmore GVIT Government Bond Fund which was achieved through December 31, 2001, prior to the creation of Class II, Class III or Class IV shares. Class I shares' average annual total returns reflect the effect of periodic fee waivers or reimbursements. Had Class II, Class III or Class IV shares had the same fee waivers or reimbursements and been in existence during these periods, such shares' average annual returns would have been the same or similar, except as noted below, as what Class I shares produced. This is because Class II, Class III and Class IV shares invest in, or will invest in, the same portfolio of securities as Class I shares, and Class III and Class IV shares have similar expenses before any fee waivers or reimbursements. Class II shares' annual returns have been restated to reflect the additional fees applicable to Class II shares and therefore are lower than those of Class I. For Class III shares, these returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class III shares would have been lower.3 The Merrill Lynch Government Master Index gives a broad look at how the prices of U.S. government bonds have performed. Unlike mutual fund returns, the Index does not include expenses. If expenses were included, the actual returns of the Index would be lower.



The FEES AND EXPENSES SECTION on page 5 of the Prospectus is also amended to add Class IV shares of the Gartmore GVIT Government Bond Fund as follows:

FEES  AND  EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.




                                                       CLASS I   CLASS II   CLASS III   CLASS IV
                                                        SHARES    SHARES      SHARES     SHARES
                                                       -------   --------   ---------   --------

Shareholder Fees1
(paid directly from an investment)

Short-term Trading Fee
  (as a percentage of amount redeemed or exchanged)2      None      None        1.00%       None

Annual Fund Operating Expenses
(deducted from Fund assets)

Management Fees                                           0.50%      0.50%       0.50%      0.50%

Distribution and/or Service                               None       0.25%       None       None
(12b-1) Fees

Other Expenses3                                           0.25%      0.25%       0.25%      0.25%
TOTAL ANNUAL FUND
OPERATING EXPENSES                                        0.75%      1.00%       0.75%      0.75%

--------------------
1 In addition, variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expense are described in the variable insurance contract's prospectus.

2 A short-term trading fee of 1.00% may be charged for any Class III shares redeemed or /exchanged within 60 days after the date they were acquired.

3 "Other Expenses" have been restated to reflect revised fees under the Fund's fund administration, transfer agency and custody agreements and other fee changes implemented for the current fiscal year.



GARTMORE  GVIT  MONEY  MARKET  FUND

The second paragraph of the OBJECTIVE AND PRINCIPAL STRATEGIES section on page 6 of the Prospectus is hereby replaced with the following:

It seeks to achieve this objective by investing in high-quality money market obligations maturing in 397 days or less. These money market obligations will primarily include commercial paper and other debt obligations issued by U.S. and foreign corporations, asset-backed commercial paper, U.S. Government and agency bonds, bills and notes, the obligations of foreign governments, commercial paper issued by states and municipalities and the obligations of U.S. banks, foreign banks and U.S. branches of foreign banks. All of the money market obligations must be denominated in U.S. dollars and are rated in one of the two highest short-term categories of any nationally recognized statistics rating organization or, if unrated, are of comparable quality. The Fund may invest in floating-and adjustable-rate obligations and may enter into repurchase agreements. Typically, the Fund's dollar-weighted average maturity will be 90 days or less.

The PRINCIPAL RISKS section on page 6 of the Prospectus is amended by adding the following:

PREPAYMENT RISK -- Asset backed commercial paper is secured by and paid from a pool of underlying assets, such as automobile installment sales contracts, home equity loans, property leases and credit card receivables. Particularly when interest rates are falling, debtors may refinance their loans or obligations earlier than anticipated, and the issuers of asset-backed commercial paper may, therefore, repay principal in advance. Certain asset backed commercial paper is subject to prepayment risk. Prepayment risk is the risk that because prepayments generally occur when interest rates are falling, the Fund may have to reinvest the proceeds from prepayments at lower rates. Reinvesting the returned principal in a lower interest rate market would reduce the Fund's income.

The disclosure under "Average Annual Total Returns" AS OF DECEMBER 31, 2001 on page 7 of the Prospectus is hereby amended to reflect the addition of Class IV shares as follows:





                  1 Year   5 Years   10 Years
                  -------  --------  ---------
Class I shares1     3.60%     5.00%      4.58%
Class IV shares2    3.60%     5.00%      4.58%


--------------------
1 The existing shares of the Fund were designated Class I shares as of May 1, 2001.

2 These returns are based on the performance of the Class I shares of the Gartmore GVIT Money Market Fund which was achieved through December 31, 2001, prior to the creation of Class IV shares. Class I shares' average annual total returns reflect the effect of periodic fee waivers or reimbursements. Had Class IV shares had the same fee waivers or reimbursements and been in existence during these periods, such shares' average annual returns would have been the same or similar, except as noted below, as what Class I shares produced. This is because Class IV shares invest in, or will invest in, the same portfolio of securities as Class I shares and have similar expenses before any fee waivers or reimbursements.

The FEES AND EXPENSES SECTION on page 7 of the Prospectus is also amended to add Class IV shares of the Gartmore GVIT Money Market Fund as follows:

FEES  AND  EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.




                                    CLASS I SHARES   CLASS IV SHARES
                                    --------------   ---------------

Shareholder Fees1
(paid directly from an investment)       None             None

Annual Fund Operating Expenses
(deducted from Fund assets)

Management Fees                         0.38%             0.38%

Distribution and/or Service
(12b-1) Fees                            None              None

Other Expenses2                         0.25%             0.24%

TOTAL ANNUAL FUND
OPERATING EXPENSES                      0.63%             0.62%

Amount of Fee
Waivers/Expense
Reimbursements                           N/A              0.12%3

NET EXPENSES AFTER
WAIVERS                                  N/A               0.50%3

------------------

1 In addition, variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expense are described in the variable insurance contract's prospectus.

2 "Other Expenses" have been restated to reflect revised fees under the Fund's fund administration, transfer agency and custody agreements and other fee changes implemented for the current fiscal year.

3 Gartmore Mutual Fund Capital Trust (GMF) and the Fund have entered into a written contract limiting total fund operating expenses (excluding any taxes, interest, brokerage fees or extraordinary expenses) from exceeding 0.50% for Class IV shares at least through October 1, 2004. The Fund is authorized to reimburse GMF for management fees previously waived and/or the cost of other expenses paid by GMF provided that any such reimbursement will not cause the Fund to exceed the expense limitations noted above. GMF may request and receive reimbursement of fees waived or limited and other reimbursements made by GMF at a later date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made.



BOTH  FUNDS

The disclosure for the EXAMPLE section on page 5 for the Gartmore GVIT Government Bond Fund and on page 7 for the Gartmore GVIT Money Market Fund is replaced with the following:

These examples show what you could pay in expenses over time. You can also use these examples to compare the cost of these Funds with other mutual funds. The examples, however, do not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

With respect to the Class III shares for the Gartmore GVIT Government Bond Fund, the example does not include the effect of the short-term trading fee. If you sell your shares without holding them more than 60 days, a short-term trading fee will be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in short-term trading will be higher than if you hold your Class III shares for the entire period.

The examples assume that you invest $10,000 in the applicable Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and the Fund's operating expenses will not change. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Gartmore  GVIT  Government  Bond  Fund


           1 Year   3 Years   5 Years   10 Years
           -------  --------  --------  ---------
Class I    $    77  $    240  $    417  $     930
Class II   $   102  $    318  $    552  $   1,225
Class III  $    77  $    240  $    417  $     930
Class IV   $    75  $    233  $    406  $     906




Gartmore GVIT Money Market Fund
                                 1 Year   3 Years   5 Years   10 Years
                                 -------  --------  --------  ---------
Class I                          $    64  $    202  $    351  $     786
Class IV                         $    51  $    186  $    334  $     763


The disclosure in the last paragraph under U.S. GOVERNMENT SECURITIES on page 8 of the Prospectus is revised to read as follows:

Neither the U.S. government not its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities. With respect to credit risk, securities issued by some government agencies are only backed by the issuing agency, and are subject to some credit risk. Securities issued and backed by the U.S. government are backed by the "full faith and credit" of the U.S. government (the U.S. government has the power to tax its citizens to pay these debts) and are subject to little credit risk.

The disclosure under MONEY MARKET OBLIGATIONS on page 9 of the Prospectus is hererby replaced in its entirety by the following:

     MONEY  MARKET  OBLIGATIONS:  These  include:

-  U.S.  Government  securities  with  remaining  maturities of 397 days or less

- Commercial paper issued by corporations, foreign governments, states and municipalities andrated in one of the two highest categories of any nationally recognized statistical rating organization (rating agency)

- Asset-backed commercial paper whose own rating or the rating of any guarantor is in one of the two highest categories of any rating agency

- Short-term bank obligations (including certificates of deposit and time deposits) rated in one of the two highest categories by any rating agency (with respect to obligations maturing in one year or less)

- Repurchase agreements relating to debt obligations that the Fund could purchase directly

- Unrated debt obligations with remaining maturities of 397 days or less that are determined by GMF to be of comparable quality to the securities described above.

Generally, money market obligations will not increase in value, but these obligations are high quality investments that offer a fixed rate of return, as well as liquidity.

The disclosure under "What is your view of the market and the Fund's position for the future?" in the MANAGEMENT'S DISCUSSION OF FUNDS' PERFORMANCE section on page 11 of the Prospectus is replaced by the following:

Although we believe the economy will improve in 2002, we believe the Federal Reserve will not be quick to raise the Federal Funds rate and derail the expected recovery. We plan to maintain a similar exposure as the Fund's benchmark with respect to maturities of the securities that the Fund holds. At some point in the coming year, we will move the Fund toward an emphasis on long and very short holdings. This "barbelled" structure should perform well as the economy improves.

The disclosure under WHO CAN BUY SHARES OF THE FUNDS on page 13 of the Prospectus is amended to include the following:

Class IV shares of the Funds will be sold to separate accounts of NLICA, NLACA and National Life Insurance Company of Vermont (NLIC) to fund benefits payable under the NLICA, NLACA and NLIC variable insurance contracts. Class IV shares of the Funds will only be available through NLICA, NLACA and NLIC variable insurance contracts that were available on or before April 28, 2003.

The  FINANCIAL  HIGHLIGHTS  are  amended  by  adding  the  following:

                              FINANCIAL HIGHLIGHTS

The following financial highlights table is intended to help you understand a Fund's financial performance for the six-month period ended June 30, 2002 and should be read in conjunction with the Financial Highlights contained in the Prospectus. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and distributions. The total returns do not include charges that will be imposed by variable insurance contracts. If these charges were reflected, returns would be less than those shown. If financial highlights are not presented in the table for a particular class, that class had not commenced operations as of June 30, 2002.

This information is for the six-month period ended June 30, 2002 and is unaudited.

                                                                      Gartmore GVIT          Gartmore GVIT
                                                                        Government            Money Market
                                                                         Bond Fund                Fund
                                                                         (unaudited)           (unaudited)
                                                                     -----------------------  ---------------

                                                                       Class I    Class III(a)     Class I
                                                                     ----------   ------------   -----------
NET ASSET VALUE-BEGINNING OF PERIOD                                  $    11.66   $      11.75   $     1.00
                                                                     -----------  -------------  -----------

INVESTMENT ACTIVITIES:
 Net investment income (loss)                                              0.28         0.06(b)        0.01
 Net realized/unrealized gains (losses) on investments                     0.20           0.19          ---
                                                                     -----------  -------------  -----------
     Total investment activities                                           0.48           0.25         0.01
                                                                     -----------  -------------  -----------
DISTRIBUTIONS:
 Net Investment Income                                                    (0.27)         (0.14)       (0.01)
 Net Realized Gains                                                       (0.01)         (0.01)         ---
                                                                     -----------  -------------  -----------
     Total distributions                                                  (0.28)         (0.15)       (0.01)
                                                                     -----------  -------------  -----------
NET ASSET VALUE--END OF PERIOD                                       $    11.86   $      11.85   $     1.00
                                                                     ===========  =============  ===========
Total Return(c)                                                            4.18%          2.12%        0.62%
RATIOS/SUPPLEMENTAL DATA:
 Net assets, at end of period (000)                                  $1,535,903   $         45   $2,705,192
 Ratio of expenses to average net assets (d)(e)                            0.73%          0.58%        0.62%
 Ratio of net investment income (loss) to average net assets (d)(f)        4.93%          4.82%        1.24%
 Portfolio turnover rate (g)                                              31.25%         31.25%         N/A


(a) For the period May 20, 2002 (commencement of operations) through June 30, 2002.
(b) Net investment income (loss) is based in average shares outstanding during the period.
(c)  Not  annualized.
(d)  Annualized.  .
(e) Such ratio is after any management fee waivers and expense reimbursements. Had GMF not waived a portion of its fees or reimbursed other expenses for the Funds, the ratios would have been 0.73% for Class I shares of the Gartmore GVIT Government Bond Fund and 0.62% for Class I shares of the Gartmore GVIT Money Market Fund. There were no fee reductions for Class III shares of the Gartmore GVIT Government Bond Fund.
(f) During this period, GMF waived a portion of its fees and/or reimbursed other expenses for Class I shares of the Funds (but not for Class III shares of the Gartmore GVIT Government Bond Fund). Such ratios are after any management fee waivers and expense reimbursements. Had GMF not waived a portion of its fees or reimbursed other expenses for the Class I shares of the Gartmore GVIT Government Bond Fund, the net investment income ratio would have been 4.93% for the period ended June 30, 2002. Had GMF not waived a portion of its fees or reimbursed other expenses for the Class I shares of the Gartmore GVIT Money Market Fund, the net investment income ratio would have been 1.24% for the period ended June 30, 2002
(g) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE.


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